6. EQUIPMENT (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
PropertyPlant and Equipment
Cost	$ 1,012,871	$ 1,049,627
Accumulated Depreciation	749,708	760,684
Net Book Value	263,163	288,943
Office equipment [Member]
PropertyPlant and Equipment
Cost	88,584	92,057
Accumulated Depreciation	63,017	64,123
Net Book Value	25,567	27,934
Computer equipment [Member]
PropertyPlant and Equipment
Cost	444,936	459,426
Accumulated Depreciation	344,982	349,636
Net Book Value	99,954	109,790
Field equipment [Member]
PropertyPlant and Equipment
Cost	242,112	251,604
Accumulated Depreciation	145,045	144,786
Net Book Value	97,067	106,818
Buildings [Member]
PropertyPlant and Equipment
Cost	237,239	246,540
Accumulated Depreciation	196,664	202,139
Net Book Value	$ 40,575	$ 44,401